Segment and Geographic Information	12 Months Ended
Aug. 25, 2017
Segment Reporting [Abstract]
Segment and Geographic Information
(11)	Segment and Geographic Information

The Company operates in one reportable segment: the design, manufacture and sale of specialty memory solutions and services to the electronics industry. The Company’s chief operating decision-maker, the President and CEO, evaluates financial performance on a company-wide basis.

A summary of the Company’s net sales by geographic area, based on the ship-to location of the customer, and property and equipment by geographic area is as follows (in thousands):

	Fiscal Year Ended
	August 25,	August 26,	August 28,
	2017	2016	2015
Geographic Net Sales:
U.S.	$140,188	$104,788	$124,560
Brazil	398,385	245,503	336,442
Asia	174,644	141,811	137,769
Europe	26,293	24,502	26,238
Other Americas	21,781	17,819	18,460
Total	$761,291	$534,423	$643,469

	August 25,	August 26,
	2017	2016
Property and Equipment, Net:
U.S.	$3,110	$2,908
Brazil	44,180	44,339
Malaysia	5,049	6,722
Other	2,843	3,631
Total	$55,182	$57,600